Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease related assets and liabilities [Abstract]
Right of use assets	$ 346,017	$ 400,720
Operating lease liabilities, current portion	191,643	106,136
Operating lease liabilities, noncurrent portion	102,767	265,797
Total operating lease liabilities	$ 294,410	$ 371,933